Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivable [member]
Disclosure of credit risk exposure [line items]
VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates	$ 186.9	$ 61.8